Stock-Based Compensation - Stock compensation expense (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total unrecognized stock-based compensation expense	$ 272,791		$ 272,791
Total unrecognized stock-based compensation expense expected to be recognized over a weighted-average period			2 years 8 months 27 days
Stock compensation expense	54,486	$ 1,844	$ 59,328	$ 6,675
Class B common stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock compensation expense	8,000		8,000
Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total unrecognized stock-based compensation expense					$ 19,769
Total unrecognized stock-based compensation expense expected to be recognized over a weighted-average period					2 years 11 days
Stock compensation expense					$ 17,614	$ 7,210	$ 4,500
Time Based Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock compensation expense	1,712	$ 1,844	3,346	3,611
Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock compensation expense			1,633	$ 3,064
Long Term Incentive Plan Member
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock compensation expense	$ 44,774		$ 46,349